July 18, 2019

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Blackstone Alternative Alpha Fund (the “Fund”) (File Nos. 811-22634 and 333-231842)

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of the Fund, a Massachusetts business trust, Pre-Effective Amendment No. 1 to the Fund’s Registration Statement No. 333-231842 on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 17 to the Fund’s Registration Statement No. 811-22634 pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) (“Amendment No. 1/17”).

This Amendment No. 1/17 is being filed for the purposes of addressing comments received from the Staff of the Securities and Exchange Commission with respect to the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on May 31, 2019, and to update certain other information.

No fees are required in connection with this filing. This Registration Statement carries forward $230,000,000 of shares of beneficial interest that were previously registered pursuant to Registrant’s Registration Statement on Form N-2 (File No. 333-211532) effective July 29, 2016 (the “Prior Registration Statement”) and which remain unsold as of the filing date of this Registration Statement (the “Unsold Shares”). Pursuant to Rule 415(a)(6) of the Securities Act, the Unsold Shares are included in this Registration Statement. A registration fee amount of $23,161 was paid with respect to the Unsold Shares in connection with the Prior Registration Statement and is being applied to offset the registration fee otherwise due on the Unsold Shares pursuant to Rule 415(a)(6) under the Securities Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call Sarah Clinton at Ropes & Gray LLP at (617) 951-7375.

Very truly yours,

/s/ Kevin Michel
Kevin Michel
Enclosures

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.

Sarah Clinton, Esq., Ropes & Gray LLP

James E. Thomas, Esq., Ropes & Gray LLP